Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000210490 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	13.60%
C000210490 | Roku, Inc._
Holdings [Line Items]
Percent of Total Investments	10.00%
C000210490 | Coinbase Global, Inc._
Holdings [Line Items]
Percent of Total Investments	9.20%
C000210490 | ROBLOX Corp._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000210490 | Block, Inc._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000210490 | Robinhood Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000210490 | CRISPR Therapeutics AG_
Holdings [Line Items]
Percent of Total Investments	5.00%
C000210490 | UiPath, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210490 | Palantir Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210490 | Shopify, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210490 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210490 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000210490 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000210490 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000210490 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000210490 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000210490 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000210490 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000210491 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	13.60%
C000210491 | Roku, Inc._
Holdings [Line Items]
Percent of Total Investments	10.00%
C000210491 | Coinbase Global, Inc._
Holdings [Line Items]
Percent of Total Investments	9.20%
C000210491 | ROBLOX Corp._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000210491 | Block, Inc._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000210491 | Robinhood Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000210491 | CRISPR Therapeutics AG_
Holdings [Line Items]
Percent of Total Investments	5.00%
C000210491 | UiPath, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000210491 | Palantir Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000210491 | Shopify, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000210491 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210491 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000210491 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000210491 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000210491 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000210491 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000210491 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000210491 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000176825 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	13.60%
C000176825 | Roku, Inc._
Holdings [Line Items]
Percent of Total Investments	10.00%
C000176825 | Coinbase Global, Inc._
Holdings [Line Items]
Percent of Total Investments	9.20%
C000176825 | ROBLOX Corp._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000176825 | Block, Inc._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000176825 | Robinhood Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000176825 | CRISPR Therapeutics AG_
Holdings [Line Items]
Percent of Total Investments	5.00%
C000176825 | UiPath, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000176825 | Palantir Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176825 | Shopify, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000176825 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176825 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000176825 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000176825 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000176825 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000176825 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000176825 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000176825 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000176824 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	13.60%
C000176824 | Roku, Inc._
Holdings [Line Items]
Percent of Total Investments	10.00%
C000176824 | Coinbase Global, Inc._
Holdings [Line Items]
Percent of Total Investments	9.20%
C000176824 | ROBLOX Corp._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000176824 | Block, Inc._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000176824 | Robinhood Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000176824 | CRISPR Therapeutics AG_
Holdings [Line Items]
Percent of Total Investments	5.00%
C000176824 | UiPath, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000176824 | Palantir Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176824 | Shopify, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000176824 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176824 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000176824 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000176824 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000176824 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000176824 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000176824 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000176824 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000224371 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	13.60%
C000224371 | Roku, Inc._
Holdings [Line Items]
Percent of Total Investments	10.00%
C000224371 | Coinbase Global, Inc._
Holdings [Line Items]
Percent of Total Investments	9.20%
C000224371 | ROBLOX Corp._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000224371 | Block, Inc._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000224371 | Robinhood Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000224371 | CRISPR Therapeutics AG_
Holdings [Line Items]
Percent of Total Investments	5.00%
C000224371 | UiPath, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000224371 | Palantir Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000224371 | Shopify, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000224371 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000224371 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000224371 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000224371 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000224371 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000224371 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000224371 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000224371 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000176826 | Tesla, Inc._
Holdings [Line Items]
Percent of Total Investments	13.60%
C000176826 | Roku, Inc._
Holdings [Line Items]
Percent of Total Investments	10.00%
C000176826 | Coinbase Global, Inc._
Holdings [Line Items]
Percent of Total Investments	9.20%
C000176826 | ROBLOX Corp._
Holdings [Line Items]
Percent of Total Investments	6.20%
C000176826 | Block, Inc._
Holdings [Line Items]
Percent of Total Investments	5.80%
C000176826 | Robinhood Markets, Inc._
Holdings [Line Items]
Percent of Total Investments	5.20%
C000176826 | CRISPR Therapeutics AG_
Holdings [Line Items]
Percent of Total Investments	5.00%
C000176826 | UiPath, Inc._
Holdings [Line Items]
Percent of Total Investments	4.10%
C000176826 | Palantir Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176826 | Shopify, Inc._
Holdings [Line Items]
Percent of Total Investments	3.50%
C000176826 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000176826 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000176826 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000176826 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000176826 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000176826 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000176826 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000176826 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000233650 | Lions Gate Entertainment Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000233650 | Zimmer Biomet Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233650 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233650 | Mohawk Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233650 | Alphabet, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233650 | Walt Disney Co._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233650 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233650 | Nasdaq, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233650 | Baxter International, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233650 | L3Harris Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233650 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000233650 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000233650 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000233650 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000233650 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000233650 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000233650 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000233650 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000233650 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000233649 | Lions Gate Entertainment Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000233649 | Zimmer Biomet Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233649 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000233649 | Mohawk Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233649 | Alphabet, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233649 | Walt Disney Co._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233649 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233649 | Nasdaq, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233649 | Baxter International, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233649 | L3Harris Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000233649 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000233649 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000233649 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000233649 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000233649 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000233649 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000233649 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000233649 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000233649 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000192445 | Lions Gate Entertainment Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000192445 | Zimmer Biomet Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192445 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192445 | Mohawk Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192445 | Alphabet, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192445 | Walt Disney Co._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192445 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192445 | Nasdaq, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192445 | Baxter International, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192445 | L3Harris Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192445 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000192445 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000192445 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000192445 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000192445 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000192445 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000192445 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000192445 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000192445 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000192444 | Lions Gate Entertainment Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000192444 | Zimmer Biomet Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192444 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192444 | Mohawk Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192444 | Alphabet, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192444 | Walt Disney Co._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192444 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192444 | Nasdaq, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192444 | Baxter International, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192444 | L3Harris Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192444 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000192444 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000192444 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000192444 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000192444 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000192444 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000192444 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000192444 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000192444 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000192446 | Lions Gate Entertainment Corp._
Holdings [Line Items]
Percent of Total Investments	5.30%
C000192446 | Zimmer Biomet Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192446 | Berkshire Hathaway, Inc._
Holdings [Line Items]
Percent of Total Investments	5.00%
C000192446 | Mohawk Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192446 | Alphabet, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192446 | Walt Disney Co._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192446 | Bank of America Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192446 | Nasdaq, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192446 | Baxter International, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192446 | L3Harris Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.70%
C000192446 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000192446 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000192446 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000192446 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000192446 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000192446 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000192446 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000192446 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000192446 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000233648 | Lions Gate Entertainment Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233648 | Mohawk Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233648 | Atlanta Braves Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233648 | Madison Square Garden Sports Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233648 | Graphic Packaging Holding Co._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233648 | Ultra Clean Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233648 | BWX Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233648 | NCR Voyix Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233648 | Ingredion, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233648 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233648 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000233648 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000233648 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000233648 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000233648 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000233648 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233648 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000233648 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233648 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000233648 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233647 | Lions Gate Entertainment Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233647 | Mohawk Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233647 | Atlanta Braves Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233647 | Madison Square Garden Sports Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233647 | Graphic Packaging Holding Co._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233647 | Ultra Clean Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233647 | BWX Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233647 | NCR Voyix Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233647 | Ingredion, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233647 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233647 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000233647 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000233647 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000233647 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000233647 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000233647 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233647 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000233647 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233647 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000233647 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000192442 | Lions Gate Entertainment Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192442 | Mohawk Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192442 | Atlanta Braves Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192442 | Madison Square Garden Sports Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192442 | Graphic Packaging Holding Co._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192442 | Ultra Clean Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192442 | BWX Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192442 | NCR Voyix Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192442 | Ingredion, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192442 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192442 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000192442 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000192442 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000192442 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000192442 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000192442 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000192442 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000192442 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000192442 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000192442 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000192441 | Lions Gate Entertainment Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192441 | Mohawk Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192441 | Atlanta Braves Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192441 | Madison Square Garden Sports Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192441 | Graphic Packaging Holding Co._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192441 | Ultra Clean Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192441 | BWX Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192441 | NCR Voyix Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192441 | Ingredion, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192441 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192441 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000192441 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000192441 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000192441 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000192441 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000192441 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000192441 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000192441 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000192441 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000192441 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233646 | Lions Gate Entertainment Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233646 | Mohawk Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233646 | Atlanta Braves Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233646 | Madison Square Garden Sports Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000233646 | Graphic Packaging Holding Co._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233646 | Ultra Clean Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233646 | BWX Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233646 | NCR Voyix Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000233646 | Ingredion, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233646 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000233646 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000233646 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000233646 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000233646 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000233646 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000233646 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000233646 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000233646 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000233646 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000233646 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000192443 | Lions Gate Entertainment Corp._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192443 | Mohawk Industries, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192443 | Atlanta Braves Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192443 | Madison Square Garden Sports Corp._
Holdings [Line Items]
Percent of Total Investments	5.10%
C000192443 | Graphic Packaging Holding Co._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192443 | Ultra Clean Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192443 | BWX Technologies, Inc._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192443 | NCR Voyix Corp._
Holdings [Line Items]
Percent of Total Investments	4.90%
C000192443 | Ingredion, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192443 | SS&C Technologies Holdings, Inc._
Holdings [Line Items]
Percent of Total Investments	4.80%
C000192443 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000192443 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000192443 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000192443 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000192443 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000192443 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000192443 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000192443 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000192443 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000192443 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000207660 | Royal Caribbean Cruises Ltd._6.000
Holdings [Line Items]
Percent of Total Investments	2.10%
C000207660 | Liberty TripAdvisor Holdings, Inc._0.500
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207660 | RWT Holdings, Inc._5.750
Holdings [Line Items]
Percent of Total Investments	1.90%
C000207660 | Two Harbors Investment Corp._6.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000207660 | PG&E Corp._4.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000207660 | Liberty Media Corp._3.750
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207660 | Cheesecake Factory, Inc._0.375
Holdings [Line Items]
Percent of Total Investments	1.40%
C000207660 | Upstart Holdings, Inc._0.250
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207660 | Collegium Pharmaceutical, Inc._2.875
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207660 | Western Digital Corp._3.000
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207660 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000207660 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000207660 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000207660 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000207660 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000207660 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000207660 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000207660 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000207660 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000207660 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000207660 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000207660 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207660 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000207660 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000207660 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000207660 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000207660 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207660 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207658 | Royal Caribbean Cruises Ltd._6.000
Holdings [Line Items]
Percent of Total Investments	2.10%
C000207658 | Liberty TripAdvisor Holdings, Inc._0.500
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207658 | RWT Holdings, Inc._5.750
Holdings [Line Items]
Percent of Total Investments	1.90%
C000207658 | Two Harbors Investment Corp._6.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000207658 | PG&E Corp._4.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000207658 | Liberty Media Corp._3.750
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207658 | Cheesecake Factory, Inc._0.375
Holdings [Line Items]
Percent of Total Investments	1.40%
C000207658 | Upstart Holdings, Inc._0.250
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207658 | Collegium Pharmaceutical, Inc._2.875
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207658 | Western Digital Corp._3.000
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207658 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000207658 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000207658 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000207658 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000207658 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000207658 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000207658 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000207658 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000207658 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000207658 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000207658 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000207658 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207658 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000207658 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000207658 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000207658 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000207658 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207658 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000207659 | Royal Caribbean Cruises Ltd._6.000
Holdings [Line Items]
Percent of Total Investments	2.10%
C000207659 | Liberty TripAdvisor Holdings, Inc._0.500
Holdings [Line Items]
Percent of Total Investments	2.00%
C000207659 | RWT Holdings, Inc._5.750
Holdings [Line Items]
Percent of Total Investments	1.90%
C000207659 | Two Harbors Investment Corp._6.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000207659 | PG&E Corp._4.250
Holdings [Line Items]
Percent of Total Investments	1.70%
C000207659 | Liberty Media Corp._3.750
Holdings [Line Items]
Percent of Total Investments	1.60%
C000207659 | Cheesecake Factory, Inc._0.375
Holdings [Line Items]
Percent of Total Investments	1.40%
C000207659 | Upstart Holdings, Inc._0.250
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207659 | Collegium Pharmaceutical, Inc._2.875
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207659 | Western Digital Corp._3.000
Holdings [Line Items]
Percent of Total Investments	1.30%
C000207659 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000207659 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	55.00%
C000207659 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000207659 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000207659 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000207659 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000207659 | IndustryLeisure Time
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000207659 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000207659 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000207659 | IndustryHealth Care - Products
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000207659 | IndustryInternet
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000207659 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000207659 | IndustryREITS
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000207659 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000207659 | AssetConvertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000207659 | AssetForeign Convertible Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000207659 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000207659 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000217746 | Bundesobligation_2.100
Holdings [Line Items]
Percent of Total Investments	7.30%
C000217746 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	3.00%
C000217746 | Nationwide Building Society_5.875
Holdings [Line Items]
Percent of Total Investments	2.40%
C000217746 | Haleon U.K. Capital PLC_3.125
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217746 | Rothesay Life PLC_8.000
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217746 | Tower Bridge Funding PLC_7.034
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217746 | U.S. Treasury Notes_4.125
Holdings [Line Items]
Percent of Total Investments	1.90%
C000217746 | Societe Generale SA_2.226
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217746 | Tesco Corporate Treasury Services PLC_2.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217746 | Bunzl Finance PLC_2.250
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217746 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217746 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217746 | IndustryCosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217746 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217746 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217746 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217746 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217746 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217746 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000217746 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000217746 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.00%
C000217746 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217746 | Australia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217746 | Spain
Holdings [Line Items]
Percent of Total Investments	2.20%
C000217746 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217746 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.60%
C000217746 | Germany
Holdings [Line Items]
Percent of Total Investments	8.90%
C000217746 | France
Holdings [Line Items]
Percent of Total Investments	10.80%
C000217746 | United States
Holdings [Line Items]
Percent of Total Investments	19.40%
C000217746 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	48.60%
C000217746 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000217746 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000217746 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217746 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217746 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217747 | Bundesobligation_2.100
Holdings [Line Items]
Percent of Total Investments	7.30%
C000217747 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	3.00%
C000217747 | Nationwide Building Society_5.875
Holdings [Line Items]
Percent of Total Investments	2.40%
C000217747 | Haleon U.K. Capital PLC_3.125
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217747 | Rothesay Life PLC_8.000
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217747 | Tower Bridge Funding PLC_7.034
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217747 | U.S. Treasury Notes_4.125
Holdings [Line Items]
Percent of Total Investments	1.90%
C000217747 | Societe Generale SA_2.226
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217747 | Tesco Corporate Treasury Services PLC_2.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217747 | Bunzl Finance PLC_2.250
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217747 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217747 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217747 | IndustryCosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217747 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217747 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217747 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217747 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217747 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217747 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000217747 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000217747 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.00%
C000217747 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217747 | Australia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217747 | Spain
Holdings [Line Items]
Percent of Total Investments	2.20%
C000217747 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217747 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.60%
C000217747 | Germany
Holdings [Line Items]
Percent of Total Investments	8.90%
C000217747 | France
Holdings [Line Items]
Percent of Total Investments	10.80%
C000217747 | United States
Holdings [Line Items]
Percent of Total Investments	19.40%
C000217747 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	48.60%
C000217747 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000217747 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000217747 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217747 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217747 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217748 | Bundesobligation_2.100
Holdings [Line Items]
Percent of Total Investments	7.30%
C000217748 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	3.00%
C000217748 | Nationwide Building Society_5.875
Holdings [Line Items]
Percent of Total Investments	2.40%
C000217748 | Haleon U.K. Capital PLC_3.125
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217748 | Rothesay Life PLC_8.000
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217748 | Tower Bridge Funding PLC_7.034
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217748 | U.S. Treasury Notes_4.125
Holdings [Line Items]
Percent of Total Investments	1.90%
C000217748 | Societe Generale SA_2.226
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217748 | Tesco Corporate Treasury Services PLC_2.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217748 | Bunzl Finance PLC_2.250
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217748 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217748 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217748 | IndustryCosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217748 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217748 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217748 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217748 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217748 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217748 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000217748 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000217748 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.00%
C000217748 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217748 | Australia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217748 | Spain
Holdings [Line Items]
Percent of Total Investments	2.20%
C000217748 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217748 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.60%
C000217748 | Germany
Holdings [Line Items]
Percent of Total Investments	8.90%
C000217748 | France
Holdings [Line Items]
Percent of Total Investments	10.80%
C000217748 | United States
Holdings [Line Items]
Percent of Total Investments	19.40%
C000217748 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	48.60%
C000217748 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000217748 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000217748 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217748 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217748 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217745 | Bundesobligation_2.100
Holdings [Line Items]
Percent of Total Investments	7.30%
C000217745 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	3.00%
C000217745 | Nationwide Building Society_5.875
Holdings [Line Items]
Percent of Total Investments	2.40%
C000217745 | Haleon U.K. Capital PLC_3.125
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217745 | Rothesay Life PLC_8.000
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217745 | Tower Bridge Funding PLC_7.034
Holdings [Line Items]
Percent of Total Investments	2.00%
C000217745 | U.S. Treasury Notes_4.125
Holdings [Line Items]
Percent of Total Investments	1.90%
C000217745 | Societe Generale SA_2.226
Holdings [Line Items]
Percent of Total Investments	1.80%
C000217745 | Tesco Corporate Treasury Services PLC_2.500
Holdings [Line Items]
Percent of Total Investments	1.70%
C000217745 | Bunzl Finance PLC_2.250
Holdings [Line Items]
Percent of Total Investments	1.60%
C000217745 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000217745 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000217745 | IndustryCosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217745 | IndustryCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000217745 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217745 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000217745 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000217745 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217745 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000217745 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000217745 | Denmark
Holdings [Line Items]
Percent of Total Investments	1.00%
C000217745 | Belgium
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217745 | Australia
Holdings [Line Items]
Percent of Total Investments	1.10%
C000217745 | Spain
Holdings [Line Items]
Percent of Total Investments	2.20%
C000217745 | Sweden
Holdings [Line Items]
Percent of Total Investments	2.30%
C000217745 | Netherlands
Holdings [Line Items]
Percent of Total Investments	4.60%
C000217745 | Germany
Holdings [Line Items]
Percent of Total Investments	8.90%
C000217745 | France
Holdings [Line Items]
Percent of Total Investments	10.80%
C000217745 | United States
Holdings [Line Items]
Percent of Total Investments	19.40%
C000217745 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	48.60%
C000217745 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	68.00%
C000217745 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000217745 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000217745 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000217745 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000205755 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	6.80%
C000205755 | Bundesrepublik Deutschland Bundesanleihe_2.200
Holdings [Line Items]
Percent of Total Investments	10.70%
C000205755 | U.S. Treasury Notes_4.000
Holdings [Line Items]
Percent of Total Investments	4.80%
C000205755 | U.S. Treasury Bills_5.368
Holdings [Line Items]
Percent of Total Investments	3.90%
C000205755 | OCP Euro CLO DAC_5.284
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205755 | Contego CLO X DAC_5.290
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205755 | Voya Euro CLO II DAC_4.866
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205755 | Nationwide Building Society_10.250
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205755 | Phoenix Group Holdings PLC_5.750
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205755 | Rothesay Life PLC_5.000
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205755 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205755 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000205755 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205755 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205755 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205755 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000205755 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000205755 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205755 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205755 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000205755 | Spain
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205755 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205755 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000205755 | France
Holdings [Line Items]
Percent of Total Investments	4.20%
C000205755 | United States
Holdings [Line Items]
Percent of Total Investments	23.50%
C000205755 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	21.80%
C000205755 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205755 | Austria
Holdings [Line Items]
Percent of Total Investments	1.30%
C000205755 | Italy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205755 | Ireland
Holdings [Line Items]
Percent of Total Investments	19.10%
C000205755 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000205755 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000205755 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205755 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000205755 | AssetAsset-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000205756 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	6.80%
C000205756 | Bundesrepublik Deutschland Bundesanleihe_2.200
Holdings [Line Items]
Percent of Total Investments	10.70%
C000205756 | U.S. Treasury Notes_4.000
Holdings [Line Items]
Percent of Total Investments	4.80%
C000205756 | U.S. Treasury Bills_5.368
Holdings [Line Items]
Percent of Total Investments	3.90%
C000205756 | OCP Euro CLO DAC_5.284
Holdings [Line Items]
Percent of Total Investments	1.40%
C000205756 | Contego CLO X DAC_5.290
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205756 | Voya Euro CLO II DAC_4.866
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205756 | Nationwide Building Society_10.250
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205756 | Phoenix Group Holdings PLC_5.750
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205756 | Rothesay Life PLC_5.000
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205756 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000205756 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000205756 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205756 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205756 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205756 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000205756 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000205756 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205756 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000205756 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000205756 | Spain
Holdings [Line Items]
Percent of Total Investments	4.70%
C000205756 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.40%
C000205756 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000205756 | France
Holdings [Line Items]
Percent of Total Investments	4.20%
C000205756 | United States
Holdings [Line Items]
Percent of Total Investments	23.50%
C000205756 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	21.80%
C000205756 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205756 | Austria
Holdings [Line Items]
Percent of Total Investments	1.30%
C000205756 | Italy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205756 | Ireland
Holdings [Line Items]
Percent of Total Investments	19.10%
C000205756 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000205756 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000205756 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000205756 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000205756 | AssetAsset-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000180738 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	6.80%
C000180738 | Bundesrepublik Deutschland Bundesanleihe_2.200
Holdings [Line Items]
Percent of Total Investments	10.70%
C000180738 | U.S. Treasury Notes_4.000
Holdings [Line Items]
Percent of Total Investments	4.80%
C000180738 | U.S. Treasury Bills_5.368
Holdings [Line Items]
Percent of Total Investments	3.90%
C000180738 | OCP Euro CLO DAC_5.284
Holdings [Line Items]
Percent of Total Investments	1.40%
C000180738 | Contego CLO X DAC_5.290
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180738 | Voya Euro CLO II DAC_4.866
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180738 | Nationwide Building Society_10.250
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180738 | Phoenix Group Holdings PLC_5.750
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180738 | Rothesay Life PLC_5.000
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180738 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180738 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000180738 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180738 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180738 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000180738 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000180738 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000180738 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000180738 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180738 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000180738 | Spain
Holdings [Line Items]
Percent of Total Investments	4.70%
C000180738 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180738 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000180738 | France
Holdings [Line Items]
Percent of Total Investments	4.20%
C000180738 | United States
Holdings [Line Items]
Percent of Total Investments	23.50%
C000180738 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	21.80%
C000180738 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180738 | Austria
Holdings [Line Items]
Percent of Total Investments	1.30%
C000180738 | Italy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000180738 | Ireland
Holdings [Line Items]
Percent of Total Investments	19.10%
C000180738 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000180738 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000180738 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000180738 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000180738 | AssetAsset-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000180737 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	6.80%
C000180737 | Bundesrepublik Deutschland Bundesanleihe_2.200
Holdings [Line Items]
Percent of Total Investments	10.70%
C000180737 | U.S. Treasury Notes_4.000
Holdings [Line Items]
Percent of Total Investments	4.80%
C000180737 | U.S. Treasury Bills_5.368
Holdings [Line Items]
Percent of Total Investments	3.90%
C000180737 | OCP Euro CLO DAC_5.284
Holdings [Line Items]
Percent of Total Investments	1.40%
C000180737 | Contego CLO X DAC_5.290
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180737 | Voya Euro CLO II DAC_4.866
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180737 | Nationwide Building Society_10.250
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180737 | Phoenix Group Holdings PLC_5.750
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180737 | Rothesay Life PLC_5.000
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180737 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180737 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000180737 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180737 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180737 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000180737 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000180737 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000180737 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000180737 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180737 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000180737 | Spain
Holdings [Line Items]
Percent of Total Investments	4.70%
C000180737 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180737 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000180737 | France
Holdings [Line Items]
Percent of Total Investments	4.20%
C000180737 | United States
Holdings [Line Items]
Percent of Total Investments	23.50%
C000180737 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	21.80%
C000180737 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180737 | Austria
Holdings [Line Items]
Percent of Total Investments	1.30%
C000180737 | Italy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000180737 | Ireland
Holdings [Line Items]
Percent of Total Investments	19.10%
C000180737 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000180737 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000180737 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000180737 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000180737 | AssetAsset-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000180741 | U.S. Treasury Notes_4.500
Holdings [Line Items]
Percent of Total Investments	6.80%
C000180741 | Bundesrepublik Deutschland Bundesanleihe_2.200
Holdings [Line Items]
Percent of Total Investments	10.70%
C000180741 | U.S. Treasury Notes_4.000
Holdings [Line Items]
Percent of Total Investments	4.80%
C000180741 | U.S. Treasury Bills_5.368
Holdings [Line Items]
Percent of Total Investments	3.90%
C000180741 | OCP Euro CLO DAC_5.284
Holdings [Line Items]
Percent of Total Investments	1.40%
C000180741 | Contego CLO X DAC_5.290
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180741 | Voya Euro CLO II DAC_4.866
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180741 | Nationwide Building Society_10.250
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180741 | Phoenix Group Holdings PLC_5.750
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180741 | Rothesay Life PLC_5.000
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180741 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000180741 | IndustryU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000180741 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000180741 | IndustrySavings & Loans
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180741 | IndustryForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000180741 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000180741 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000180741 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000180741 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000180741 | IndustryAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000180741 | Spain
Holdings [Line Items]
Percent of Total Investments	4.70%
C000180741 | Netherlands
Holdings [Line Items]
Percent of Total Investments	3.40%
C000180741 | Germany
Holdings [Line Items]
Percent of Total Investments	12.70%
C000180741 | France
Holdings [Line Items]
Percent of Total Investments	4.20%
C000180741 | United States
Holdings [Line Items]
Percent of Total Investments	23.50%
C000180741 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	21.80%
C000180741 | Mexico
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180741 | Austria
Holdings [Line Items]
Percent of Total Investments	1.30%
C000180741 | Italy
Holdings [Line Items]
Percent of Total Investments	2.70%
C000180741 | Ireland
Holdings [Line Items]
Percent of Total Investments	19.10%
C000180741 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	46.30%
C000180741 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000180741 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000180741 | AssetU.s. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000180741 | AssetAsset-backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%